Schedule II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2015
Schedule II VALUATION AND QUALIFYING ACCOUNTS
Schedule II VALUATION AND QUALIFYING ACCOUNTS

INTERVAL LEISURE GROUP, INC. AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges (Credits) to Earnings	Charges (Credits) to Other Accounts	Deductions(1)	Balance at End of Period
		(In thousands)
2015
Allowance for doubtful accounts on trade receivables	$193	$(235)	$205	$—	$163
Allowance for loan losses on mortgages receivable	$347	$1,898	$(122)	$(188)	$1,935
Deferred tax valuation allowance	$234	$13	$—	$—	$247
2014
Allowance for doubtful accounts on trade receivables	$290	$234	$(297)	$(34)	$193
Allowance for loan losses on mortgages receivable	$—	$347	$—	$—	$347
Deferred tax valuation allowance	$666	$(47)	$(385)	$—	$234
2013
Allowance for doubtful accounts on trade receivables	$409	$63	$(182)	$—	$290
Allowance for loan losses on mortgages receivable	N/A	N/A	N/A	N/A	N/A
Deferred tax valuation allowance	$681	$2	$(17)	—	$666

(1)	Write-off of uncollectible accounts receivable.